Subsequent Events (Details) - Subsequent Event [Member] - Sunlight $ in Millions	Jul. 09, 2021 USD ($) shares
Subsequent Event [Line Items]
Proceeds from merger transaction | $	$ 49.5
Sunlight
Subsequent Event [Line Items]
Percentage owned	64.10%
Class X Units | Sunlight
Subsequent Event [Line Items]
Units owned (in shares) | shares	86,373,596
Percentage owned	100.00%